Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,890,714.96

Principal:
Principal Collections	$21,999,907.36
Prepayments in Full	$18,466,774.70
Liquidation Proceeds	$272,913.05
Recoveries	$1,920.00
Sub Total	$40,741,515.11
Collections	$44,632,230.07

Purchase Amounts:
Purchase Amounts Related to Principal	$106,514.84
Purchase Amounts Related to Interest	$836.55
Sub Total	$107,351.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,739,581.46

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$44,739,581.46
Servicing Fee	$928,710.35	$928,710.35	$0.00	$0.00	$43,810,871.11
Interest - Class A-1 Notes	$8,726.97	$8,726.97	$0.00	$0.00	$43,802,144.14
Interest - Class A-2 Notes	$131,511.67	$131,511.67	$0.00	$0.00	$43,670,632.47
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$43,477,811.64
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$43,408,359.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,408,359.14
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$43,370,533.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,370,533.72
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$43,340,715.72
Third Priority Principal Payment	$22,528,124.40	$22,528,124.40	$0.00	$0.00	$20,812,591.32
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$20,771,810.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,771,810.82
Regular Principal Payment	$35,644,506.05	$20,771,810.82	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,739,581.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$22,528,124.40
Regular Principal Payment					$20,771,810.82
Total					$43,299,935.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$43,299,935.22	$141.00	$8,726.97	$0.03	$43,308,662.19	$141.03
Class A-2 Notes	$0.00	$0.00	$131,511.67	$0.32	$131,511.67	$0.32
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$43,299,935.22	$32.26	$510,935.89	$0.38	$43,810,871.11	$32.64

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$56,101,935.44	0.1826830	$12,802,000.22	0.0416867
Class A-2 Notes	$415,300,000.00	1.0000000	$415,300,000.00	1.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,091,041,935.44	0.8129727	$1,047,742,000.22	0.7807085

Pool Information
Weighted Average APR	4.418%	4.401%
Weighted Average Remaining Term	52.22	51.35
Number of Receivables Outstanding	51,937	50,604
Pool Balance	$1,114,452,414.84	$1,073,435,930.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,081,984,474.50	$1,042,203,811.04
Pool Factor	0.8234424	0.7931363

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$16,101,538.96
Yield Supplement Overcollateralization Amount	$31,232,119.73
Targeted Overcollateralization Amount	$40,566,625.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,693,930.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		129	$170,374.12
(Recoveries)		3	$1,920.00
Net Losses for Current Collection Period			$168,454.12
Cumulative Net Losses Last Collection Period			$322,935.28
Cumulative Net Losses for all Collection Periods			$491,389.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.87%	407	$9,297,489.82
61-90 Days Delinquent	0.03%	21	$358,741.01
91-120 Days Delinquent	0.02%	5	$177,607.07
Over 120 Days Delinquent	0.01%	4	$113,446.67
Total Delinquent Receivables	0.93%	437	$9,947,284.57

Repossession Inventory:
Repossessed in the Current Collection Period		18	$478,019.49
Total Repossessed Inventory		24	$655,167.93

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0782%
Preceding Collection Period			0.2253%
Current Collection Period			0.1848%
Three Month Average			0.1627%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0409%
Preceding Collection Period			0.0655%
Current Collection Period			0.0593%
Three Month Average			0.0552%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer